Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Leases [Abstract]
Total minimum lease payments	¥ 44,409
Less: Amount representing interest	(26,798)
Present value of net minimum lease payments	¥ 17,611